8. Time Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Maturity distribution of time deposits	The following is a maturity distribution of time deposits at December 31, 2012:
2013	$ 63,765,442
2014	16,819,956
2015	18,840,356
2016	13,146,423
2017	8,953,887
Total time deposits	$121,526,064